SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1)	12 Months Ended
Dec. 31, 2015 USD ($) Unit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due period, after which loan is classified as nonaccrual	90 days
Threshold amount of loans categorized as special mention evaluated for impairment	$ 250,000
Period of summarized data utilized in analysis of historical loss data	5 years
Real estate loans | One-to-four family | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of the property's appraised value up to which the entity may lend	80.00%
Percentage of the property's appraised value up to which the entity may lend if borrower obtains private mortgage insurance	90.00%
Real estate loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of units of apartment buildings and rental properties by which loans are secured | Unit	5
Period one after which interest rate is adjustable	1 year
Period two after which interest rate is adjustable	3 years
Period three after which interest rate is adjustable	5 years
Loan amount threshold for independent appraisal	$ 250,000
Real estate loans | Multi-family | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of the property's appraised value up to which the entity may lend	85.00%
Real estate loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan amount threshold for independent appraisal	$ 250,000
Balloon term	5 years
Real estate loans | Commercial | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortization period	15 years
Real estate loans | Commercial | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of the property's appraised value up to which the entity may lend	85.00%
Amortization period	25 years
Real estate loans | Construction | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of the property's appraised value up to which the entity may lend	80.00%
Percentage of the property's appraised value up to which the entity may lend if borrower obtains private mortgage insurance	90.00%
Construction phase period	6 months
Commercial business | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balloon term	5 years
Consumer | Home equity | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of the property's appraised value up to which the entity may lend	90.00%